UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-22924

Susa Registered Fund, L.L.C.

(Exact name of registrant as specified in charter)

c/o Susa Fund Manangement LLP
19 Berkeley Street, 5th Floor
London W1J 8ED, United Kingdom

(Address of principal executive offices) (Zip code)

c/o National Corporate Research Ltd.
615 South DuPont Highway
Dover, DE 19901

(Name and address of agent for service)

Registrant's telephone number, including area code:      +44 207 399 0960

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Susa Registered Fund, L.L.C.

Schedule of Portfolio Investments (unaudited)

Shares		September 30, 2014 Fair Value
	Investments In Securities - 19.70%
	Common Stocks - 19.19%
	United States - 19.19%
	Beverages - Non-alcoholic - 5.91%
45,745	Coca-cola Enterprises Inc.	$2,029,248
	Electronic Components - Semiconductor - 8.62%
156,919	Sunedison Inc	2,962,631
	Retail - Jewelry - 4.66%
14,058	Signet Jewelers Ltd	1,601,347
	Total United States (Cost $6,784,299)	$6,593,226
	Total Common Stocks (Cost $6,784,299)	$6,593,226

Contracts
	Warrants - 0.51%
	Georgia - 0.51%
	Commercial Banks Non - US - 0.51%
100,311	Alpha Bank Sa (termination Date: 12/10/2017; Strike Price: €0.4686)	173,603
	Total Georgia (Cost $261,592)	$173,603
	Total Warrants (Cost $261,592)	$173,603
	Total Investments in Securities (Cost $7,045,891) - 19.70%	$6,766,829
	Other Assets Less Liabilities - 80.30%	27,589,262
	Members' Capital - 100.00%	$34,356,091

Investments in Securities - By Industry	September 30, 2014 Percentage of Members' Capital (%)
Beverages - Non-alcoholic	5.91
Commercial Banks Non - US	0.51
Electronic Components - Semiconductor	8.62
Retail - Jewelry	4.66
Total Investments in Securities	19.70%

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited)

Notional Amount		Termination Date	September 30, 2014 Fair Value
	Derivative Contracts - (5.12%)
	Contracts For Difference - Long - (6.83%)
	France - (0.66%)
	Television - (0.66%)
$1,167,258	Societe Television Francaise (T.F.1)	04/05/2024 - 09/05/2024	$(226,919)
	Total France		$(226,919)
	Georgia - 0.01%
	Diversified Operations - 0.01%
1,049,823	GEA GROUP AG	09/27/2024 - 10/02/2024	1,925
	Total Georgia		$1,925
	Germany - 0.12%
	Retail - Jewelry - 0.12%
3,337,280	Pandora A/S	09/27/2024	42,610
	Total Germany		$42,610
	Italy - (0.15%)
	Apparel Manufacturers - 0.00%
349,131	MONCLER SPA	10/03/2024	1,662
	Commercial Banks Non - US - (0.15%)
2,248,010	Intesa Sanpaolo RSP	06/11/2024 - 09/10/2024	(52,803)
	Total Italy		$(51,141)
	Spain - (2.65%)
	Consulting Services - (1.36%)
958,908	Applus Services SA	06/04/2024 - 09/05/2024	(468,108)
	Engineering/R&D Services - (1.29%)
3,624,468	ABENGOA SA	09/09/2024	(442,875)
	Total Spain		$(910,983)
	Sweden - (0.02%)
	Medical - Drugs - (0.02%)
2,318,904	MEDA AB-A SHS	09/24/2024 - 09/30/2024	(5,655)
	Total Sweden		$(5,655)

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Notional Amount		Termination Date	September 30, 2014 Fair Value
	Derivative Contracts - (continued)
	Contracts For Difference - Long - (continued)
	Switzerland - (0.65%)
	Diversified Banking Institutions - (0.14%)
$676,461	UBS AG	05/07/2024 - 09/05/2024	$(49,827)
	Retail - Jewelry - (0.51%)
989,071	Cie Financiere Richemont SA	05/28/2024 - 09/05/2024	(173,672)
	Total Switzerland		$(223,499)
	United Kingdom - (2.83%)
	Diversified Banking Institutions - 0.02%
381,964	Lloyds Banking Group PLC	07/04/2024 - 09/05/2024	9,167
	Finance - Consumer Loans - 0.14%
1,878,902	Provident Financial PLC	05/03/2024 - 09/05/2024	47,109
	Retail - Apparel/Shoe - (0.17%)
1,134,052	Next Plc	08/02/2024 - 09/10/2024	(59,402)
	Retail - Building Products - 0.02%
697,089	Kingfisher PLC	10/03/2024	5,902
	Travel Services - (2.84%)
2,567,413	Thomas Cook Group PLC	04/05/2024 - 09/05/2024	(975,413)
	Total United Kingdom		$(972,637)
	Total Contracts For Difference - Long		$(2,346,299)
	Contracts For Difference - Short - 1.71%
	Belgium - 0.23%
	Food - Retail - 0.23%
(856,295)	Colruyt SA	04/05/2024 - 09/05/2024	78,146
	Total Belgium		$78,146
	Finland - (0.11%)
	Machinery - General Industrial - (0.11%)
(957,966)	Kone OYJ	05/31/2024 - 09/05/2024	(37,194)
	Total Finland		$(37,194)

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Notional Amount		Termination Date	September 30, 2014 Fair Value
	Derivative Contracts - (continued)
	Contracts For Difference - Short - (continued)
	France - (0.05%)
	Cosmetics & Toiletries - (0.05%)
$(746,633)	L'Oreal SA	04/05/2024 - 09/05/2024	$(16,186)
	Total France		$(16,186)
	Georgia - 0.39%
	Airlines - 0.05%
(586,177)	Deutsche Lufthansa AG	09/25/2024 - 09/27/2024	16,659
	Diversified Chemicals - 0.00%
(344,310)	K+S AG	09/30/2024	(1,024)
	Sugar - 0.34%
(1,036,456)	Suedzuker AG	6/10/2024 - 09/04/2024	118,642
	Total Georgia		$134,277
	Germany - 0.00%
	Machinery - General Industrial - 0.00%
(808,381)	FLSmidth & Co. A/S	08/19/2024 - 10/03/2024	860
	Total Germany		$860
	Italy - 0.16%
	Footwear & Related Apparel - 0.16%
(900,738)	Tod's SpA	09/23/2024 - 10/03/2024	54,343
	Total Italy		$54,343
	Netherlands - 0.05%
	Computer Data Security - 0.05%
(861,481)	GEMALTO	09/02/2024 - 09/10/2024	18,988
	Total Netherlands		$18,988
	Portugal - 0.35%
	Food - Retail - 0.35%
(767,453)	Jeronimo Martins SGPS SA	05/07/2024 - 10/03/2024	120,383
	Total Portugal		$120,383
	Sweden - 0.04%
	Medical Instruments - 0.04%
(125,058)	Elekta AB	09/12/2024	13,007
	Total Sweden		$13,007

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Notional Amount		Termination Date	September 30, 2014 Fair Value
	Derivative Contracts - (continued)
	Contracts For Difference - Short - (continued)
	Switzerland - 0.27%
	Agricultural Chemicals - 0.00%
$(348,090)	Syngenta AG	10/01/2024	$(643)
	Retail - Jewelry - 0.27%
(606,417)	Swatch Group AG	05/30/2024 - 09/05/2024	93,894
	Total Switzerland		$93,251
	United Kingdom - 0.38%
	Electronic Components - Semiconductor - (0.16%)
(792,705)	ARM Holdings Plc	08/01/2024 - 08/08/2024	(55,190)
	Food - Miscellaneous/Diversified - 0.01%
(519,141)	Unilever PLC	04/08/2024 - 09/26/2024	3,036
	Food - Retail - 0.31%
(793,406)	WM Morrison Supermarkets PLC	04/05/2024 - 09/05/2024	105,205
	Gambling (Non-Hotel) - 0.19%
(1,007,000)	Ladbrokes PLC	04/05/2024 - 09/10/2024	65,830
	Machinery - Farm - (0.07%)
(797,758)	CNH INDUSTRIAL NV	09/27/2024 - 10/03/2024	(24,007)
	Oil - Field Services - (0.04%)
(333,258)	Subsea 7 SA	09/30/2024	(15,107)
(436,288)	Petrofac Ltd.	09/24/2024 - 09/26/2024	1,102
			(14,005)
	Transport - Services - 0.14%
(936,155)	ROYAL MAIL PLC-W/I	09/19/2024 - 10/03/2024	48,344
	Total United Kingdom		$129,213
	Total Contracts For Difference - Short		$589,088
	Total Derivative Contracts		$(1,757,211)

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Derivative Contracts -By Industry	September 30, 2014 Percentage of Members' Capital (%)
Agricultural Chemicals	(0.00)
Airlines	0.05
Apparel Manufacturers	0.00
Commercial Banks Non - US	(0.15)
Computer Data Security	0.06
Consulting Services	(1.36)
Cosmetics & Toiletries	(0.05)
Diversified Banking Institutions	(0.12)
Diversified Chemicals	(0.00)
Diversified Operations	0.01
Electronic Components - Semiconductor	(0.16)
Engineering/R&D Services	(1.29)
Finance - Consumer Loans	0.14
Food - Miscellaneous/Diversified	0.01
Food - Retail	0.88
Footwear & Related Apparel	0.16
Gambling (Non-Hotel)	0.19
Machinery - Farm	(0.07)
Machinery - General Industrial	(0.11)
Medical - Drugs	(0.02)
Medical Instruments	0.04
Oil - Field Services	(0.04)
Retail - Apparel/Shoe	(0.17)
Retail - Building Products	0.02
Retail - Jewelry	(0.11)
Sugar	0.35
Television	(0.66)
Transport - Services	0.14
Travel Services	(2.84)
Total Contracts for difference	(5.11)%

Susa Registered Fund, L.L.C.

The Company recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers for the period from April 1, 2014 (commencement of operations) to September 30, 2014.

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Company’s investments at fair value

Valuation Inputs	Level 1 Quoted Prices	Level 2 Other Significant Inputs	Level 3 Other Significant Inputs	Total
Common Stocks	$6,593,226	$—	$—	$6,593,226
Warrants	173,603	—	—	173,603
Contracts For Difference - Long	(1,757,211)	—	—	(1,757,211)
Total	$5,009,618	$—	$—	$5,009,618

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Susa Registered Fund, L.L.C.

By (Signature and Title)*		/s/ Reza Amiri
Reza Amiri, Chief Executive Officer
(principal executive officer)

Date	November 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Reza Amiri
Reza Amiri, Chief Executive Officer
(principal executive officer)

Date	November 3, 2014

By (Signature and Title)*		/s/ Graeme White
Graeme White, Manager and Chief Financial Officer
(principal financial officer)

Date	November 3, 2014

* Print the name and title of each signing officer under his or her signature.